FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Trading and other financial assets at fair value through profit or loss	£ (50,877)	£ (54,504)
Loans and advances to customers	472,498	457,958
Available-for-sale financial assets	42,098	56,524
	772,838	780,251
Securities lending [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Trading and other financial assets at fair value through profit or loss	6,622	6,991
Loans and advances to customers	197	583
Available-for-sale financial assets	2,608	3,206
	£ 9,427	£ 10,780